Note 7 Subscription Agreement (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Voting interest to be purchased	50.00%
May 31, 2014
Common Stock, Shares Subscribed but Unissued	8,000,000
May 31, 2014 | Canada, Dollars
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	$ 10,000,000
June 30, 2014
Common Stock, Shares Subscribed but Unissued	4,800,000
June 30, 2014 | Canada, Dollars
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	6,000,000
July 31, 2014
Common Stock, Shares Subscribed but Unissued	8,800,000
July 31, 2014 | Canada, Dollars
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	11,000,000
August 31, 2014
Common Stock, Shares Subscribed but Unissued	2,400,000
August 31, 2014 | Canada, Dollars
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	3,000,000
September 30, 2014
Common Stock, Shares Subscribed but Unissued	8,000,000
September 30, 2014 | Canada, Dollars
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	10,000,000
October 31, 2014
Common Stock, Shares Subscribed but Unissued	5,600,000
October 31, 2014 | Canada, Dollars
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	$ 7,000,000